LIMITED PARTNERS EQUITY (Tables)	6 Months Ended
Jun. 30, 2018
Table Text Block [Abstract]
The composition of the distributions for the period ended is presented in the following table:
	Three months ended Jun 30		Six months ended Jun 30
(MILLIONS)	2018	2017	2018	2017
General partnership interest in a holding
subsidiary held by Brookfield	$2	$1	$3	$2
Incentive distribution	9	7	20	15
	$11	$8	$23	$17

Participating non-controlling interests - in a
holding subsidiary - Redeemable/
Exchangeable units held by Brookfield	$64	$61	$128	$123
	$75	$69	$151	$140